Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
24.	SEGMENT INFORMATION

The Group has four reportable business segments: Steel, Mining, Ferroalloy and Power. These segments are combinations of subsidiaries and have separate management teams and offer different products and services. The above four segments meet criteria for reportable segments. Subsidiaries are consolidated by the segment to which they belong based on their products and by which they are managed.

The Group’s management evaluates performance of the segments based on segment revenues, gross margin and operating income (loss).

Segmental information for 2013, 2012 and 2011 is as follows:

	2013						2012						2011
	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total	Mining	Steel	Ferroalloy	Power	Eliminations*****	Total
Revenues from external customers	2,784,099	4,956,215	81,548	754,569		8,576,431	3,383,786	6,421,540	68,367	757,239		10,630,932	4,333,381	7,128,393	87,879	737,674		12,287,327
Intersegment revenues	525,201	242,666	35,907	435,638		1,239,412	627,836	263,739	38,458	428,538		1,358,571	853,031	305,302	48,688	430,759		1, 638,780
Gross margin	1,467,530	820,298	23,025	305,783	(2,949)	2,613,687	1,883,350	1,041,224	29,368	305,943	47,580	3,307,465	2,821,036	1,128,323	50,195	307,836	(30,317)	4,277,073
Gross margin*, %	44.3%	15.8%	19.6%	25.7%		30.5%	46.9%	15.6%	27.5%	25.8%		31.1%	54.4%	15.2%	36.8%	26.3%		34.8%
Depreciation, depletion and amortization	326,192	135,226	6,032	9,510		476,960	317,615	140,973	6,214	10,663		475,465	329,327	125,968	4,000	11,863		471,158
Loss on write-off of property, plant and equipment	16,933	896	—	—		17,829	7,289	2,163	590	6		10,048	8,225	1,965	445	—		10,635
Impairment of goodwill and long-lived assets	5,658	4,509	—	28,143		38,310	—	378,462	23,893	—		402,355	—	—	—	—		0
Provision for amounts due from related parties	1,566	698,975	854	12,786		714,181	22,668	896,445	—	—		919,113	—	—	—	—		0
Operating income (loss)	125,074	(638,100)	(482)	(12,644)	(2,949)	(529,101)	644,883	(1,119,886)	(26,618)	31,312	47,580	(422,729)	1,645,602	205,152	30,208	27,596	(30,317)	1,878,241
Income (loss) from equity investees	3,729	(140)	—	—		3,589	475	—	—	—		475	304	—	—	—		304
Interest income	2,766	4,497	12	64		7,339	50,599	19,777	44	36		70,456	8,864	7,669	41	206		16,780
Intersegment interest income	49,343	8,624	492	—		58,459	47,875	2,112	—	—		49,987	120,503	4,144	2,069	—		126,716
Interest expense**	382,904	323,017	10,168	25,953		742,042	281,987	338,616	13,479	18,583		652,665	311,913	222,886	8,111	8,392		551,302
Intersegment interest expense	1,165	35,618	5,118	16,558		58,459	190	42,121	1,887	5,789		49,987	197	97,462	19,865	9,192		126,716
Loss from discontinued operations, net of income tax	—	(185,286)	(1,149,193)	(24,092)		(1,358,571)	—	(258,740)	(186,061)	(161,038)		(605,839)	1,609	(9,607)	60,721	(80,749)		(28,026)
Segment assets***	10,000,696	3,162,673	298,818	372,323		13,834,510	9,680,652	5,649,965	1,880,848	483,838		17,695,303	10,137,389	6,418,649	2,197,330	556,431		19,309,799
Assets of discontinued operations****	—	147,521	—	—		147,521	—	425,695	1,625,979	59,223		2,110,897	—	675,508	1,711,877	166,817		2,554,202
Investments in equity investees****	7,388	216	—	—		7,604	7,475	378	—	—		7,853	8,150	—	—	—		8,150
Goodwill****	438,640	11,288	89,525	148,310		687,763	478,636	16,460	96,471	191,248		782,815	451,620	111,572	97,621	180,483		841,296
Capital expenditures	336,712	211,529	4,645	5,216		558,102	612,226	334,432	5,940	9,744		962,342	1,209,742	538,509	23,117	13,000		1,784,368
Income tax expense	30,814	9,103	2,818	10,907		53,642	153,926	30,827	5,517	2,575		192,845	302,036	51,136	6,485	6,555		366,212

*	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
**	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
***	Net of effects of intersegment eliminations.
****	Included in total segment assets.
*****	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

The amount of electricity transmission costs, included in the selling and distribution expenses of power segment, for 2013, 2012 and 2011 is $221,247, $221,511 and, $226,056, respectively.

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2013	2012	2011
Domestic:
Russia	4,795,325	5,567,668	5,800,606
Other	898,513	1,227,186	1,448,989

Total	5,693,838	6,794,854	7,249,595
Export	2,882,593	3,836,078	5,037,732

Total revenue, net	8,576,431	10,630,932	12,287,327

Allocation of total revenue by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area for the last three fiscal years was as follows:

	2013	2012	2011
Russia	4,797,013	5,572,602	5,809,146
Europe	1,267,840	1,722,088	2,396,075
Asia	1,496,352	1,642,469	1,531,641
CIS	644,682	941,365	1,047,468
Middle East	227,783	526,156	912,704
USA	55,091	74,531	214,539
Other regions	87,670	151,721	375,754

Total	8,576,431	10,630,932	12,287,327

The majority of the Group’s long-lived assets are located in Russia and the US. The carrying amounts of long-lived assets pertaining to the Group’s major operations located outside Russia as of December 31, 2013 and 2012 were as follows:

	2013	2012
USA	2,126,541	2,188,341
CIS	477	579
Romania	10,456	7,230
Bulgaria	57	94
Germany	38,638	39,908
Lithuania	6	7
Turkey	4,221	5,680
Switzerland/Liechtenstein	186	259
Chezh Republic	5,739	17,956
Austria	25,373	25,928
Other	4,187	7,966

Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue.

The following table presents the breakdown the Group’s revenues from external customers by major products:

	December 31, 2013	December 31, 2012	December 31, 2011
Mining segment:
Coal and middlings	2,030,582	2,428,017	3,266,565
Iron ore concentrate	411,903	444,672	370,086
Coke and chemical products	283,199	440,621	601,007
Other	58,415	70,476	95,723

Total	2,784,099	3,383,786	4,333,381

Power segment:
Electricity	673,053	671,283	580,730
Other	81,516	85,956	156,944

Total	754,569	757,239	737,674

Steel segment:
Long steel products	2,428,741	2,778,700	3,069,146
Semi-finished steel products	369,716	897,226	1,281,720
Hardware	760,085	889,080	944,269
Flat steel products	524,230	636,129	739,468
Forgings and stampings	406,440	442,585	469,291
Steel pipes	182,432	261,040	240,589
Other	284,571	516,780	383,910

Total	4,956,215	6,421,540	7,128,393

Ferroalloy segment:
Ferrosilicon	77,039	65,591	84,740
Other	4,509	2,776	3,139

Total	81,548	68,367	87,879

Total revenue	8,576,431	10,630,932	12,287,327